Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Liabilities
Convertible notes payable, debt discount	$ 48,294	$ 131,083
Stockholders Equity
Preferred Stock par value	$ 0.01	$ 0.01
Preferred Stock Authorized	5,000,000	5,000,000
Preferred Stock Outstanding	0	0
Common Stock par value	$ 0.01	$ 0.01
Common Stock Authorized	200,000,000	200,000,000
Common Stock Issued	36,190,238	34,819,546
Common Stock Outstanding	36,190,238	34,819,546